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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Hull Trading Company, L.L.C.
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Name of Institutional Investment Manager

311 South Wacker Drive Ste. 1400  Chicago              IL             60606
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Business Address   (Street)       (City)            (State)          (Zip)


13F File Number: 28-05113

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Patricia L. Levy                General Counsel                  312-697-2784
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                        /s/ Patricia L. Levy
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            Chicago, IL  February 14, 2001
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[   ]     13F HOLDINGS REPORT.

[ x ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.


List of Other Managers Reporting for This Manager

No.  13F File Number    Name
1.   28-04981           Goldman Sachs Group, Inc. (The)